EARNINGS PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income from continuing operations		$ 3,199,831	$ 94,482	$ 20,213,270
Net income/(loss) from discontinued operations	$ (75,034,506)	31,257,707	(34,792,733)	(25,288,392)
Total net income/(loss)		34,457,538	(34,698,251)	(5,075,122)
Net income from continuing operations		3,199,831	94,482	20,213,270
Dilutive effects of convertible notes and warrants		0	0	0
Numerator for diluted income per share for continuing operations		3,199,831	94,482	20,213,270
Numerator for diluted income/(loss) per share for discontinued operations		$ 31,257,707	$ (34,792,733)	$ (25,288,392)
Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding		246,899,286	202,229,767	204,085,041
Dilutive effects of share options, RSUs and warrants		6,003	174,137	137,500
Denominator for diluted calculation - weighted average number of ordinary shares outstanding		246,905,289	202,403,904	204,222,541
Continuing operations:
Basic earnings per share from continuing operations		$ 0.01	$ 0	$ 0.10
Diluted earnings per share from continuing operations		0.01	0	0.10
Discontinued operations
Basic earnings/(loss) per share from discontinued operations		0.13	(0.17)	(0.12)
Diluted earnings/(loss) per share from discontinued operations		$ 0.13	$ (0.17)	$ (0.12)